Leases (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Lease [Line Items]
General and administrative expenses	$ 163,965	$ 130,942
Security deposit payments	$ 56,515
Minimum [Member]
Lease [Line Items]
Lease maturity	2 years
Maximum [Member]
Lease [Line Items]
Lease maturity	5 years